Notes to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the consolidated statements of cash flows
Schedule of changes in liabilities arising from financing activities

						Foreign
	January 1,			Other	Paid	Exchange	December 31,
in thousands of EUR	2024	Cash flows	Disposals	Changes	Interest	Movements	2024
Payment of lease liabilities (Note 4.2)	41,824	(7,428)	(361)	2,539	2,314	78	38,966
Total liabilities from financing activities	41,824	(7,428)	(361)	2,539	2,314	78	38,966

						Foreign
	January 1,			Other	Paid	Exchange	December 31,
in thousands of EUR	2023	Cash flows	Disposals	Changes	Interest	Movements	2023
Payment of lease liabilities (Note 4. 2)	42,086	(7,568)	(2,998)	7,986	2,375	(57)	41,824
Total liabilities from financing activities	42,086	(7,568)	(2,998)	7,986	2,375	(57)	41,824